18. Loans and Borrowings	12 Months Ended
Dec. 31, 2018
Loans And Borrowings
Loans and Borrowings

Note 18 — Loans and Borrowings

The book value of loans and borrowings consist of the following:

Loans and borrowings	2018	2017	2016
Non-current
Bank loans	$–	$–	$4,179,528
Finance lease creditor	15,491,030	17,148,421	16,054,972
Other loans	950,849	997,826	875,816
Total non-current	16,441,879	18,146,247	21,110,316
Current
Revolving lines of credit	686,900	812,913	711,675
Bank loans	330,407	1,604,426	1,683,705
Finance lease creditor	891,305	1,131,182	921,634
Other loans	889,833	889,833	889,833
Total current	2,798,445	4,438,354	4,206,847
Total loans and borrowings	$19,240,324	$22,584,601	$25,317,163

Bank loans

Bank loans include both secured and unsecured bank loans. During 2017 and 2016, certain bank loans were secured by the investment properties. In addition to using the investment properties as collateral, during 2017 and 2016, some of the loans were further personally guaranteed by the former owners of the properties. The total fair value of the investment properties used as collateral was $3,907,149 and $9,043,064 as of December 31, 2017 and 2016 respectively.

The tables below show the detail of bank loans by expiry date and rate. All bank loan contracts provide for floating rates.

2018	Floating rate	Total

Expiry within 1 year	$330,407	$330,407
Expiry within 1 and 5 years	–	–
Expiry in more than 5 years	–	–
Total	$330,407	$330,407

2017	Floating rate	Total

Expiry within 1 year	$1,604,426	$1,604,426
Expiry within 1 and 5 years	–	–
Expiry in more than 5 years	–	–
Total	$1,604,426	$1,604,426

2016	Floating rate	Total

Expiry within 1 year (current)	$1,683,705	$1,683,705
Expiry within 1 and 5 years (non-current)	1,438,478	1,438,478
Expiry in more than 5 years (non-current)	2,741,050	2,741,050
Total	$5,863,233	$5,863,233

As of December 31, 2017 and 2016, the effective interest rate varied from EURIBOR+1.125% to EURIBOR+2.554%. This amounted to 0.795% to 2.224% as of December 31, 2017. This bank loan, which was associated with the via Lazio property, was repaid and closed during 2018 (see below). The remaining bank loans as of December 31, 2018 are the subject of legal dispute and currently not accruing interest (see below also).

During 2014, one of the Subsidiaries missed certain scheduled repayments on a bank loan totaling $193,011 in principal and $22,680 in interest. Except for these missed scheduled repayments, the Group has been current on all scheduled repayments since the beginning of 2014. According to the applicable mortgage agreement, missing scheduled payments can cause the bank to request immediate repayment of the residual debt totaling approximately $1,515,720 as of December 31, 2014. Management initiated negotiations with the bank to postpone repayment for 12 months in 2014. Separately during 2014, one of the other Subsidiaries missed certain scheduled finance lease payments to the leasing department of the same bank. During 2017, the bank official denied the Group’s request and requested immediate repayment of the residual debt. As a result, Management has classified such residual debt as current loans and borrowings as of December 31, 2017 and 2016. On November 10, 2017, the Company ceased control of one of the affected subsidiaries and, as a result, transferred all the bank loans back to its prior owner.

The significant decrease of bank loans from December 31, 2017 to December 31, 2018 was due to the repayment of the bank loan on the via Lazio property, which was sold in February, 2018. The remaining bank loans as of December 31, 2018 are the subject of a legal dispute which the Company initiated as the plaintiff with the lender during 2016 to obtain the forfeiture of these outstanding balances due to the bank’s breach of contract and the unlawful accrual of interest on the amounts in dispute. The Company and the lender were pursuing active negotiations on the position of these outstanding balances and during the negotiations, the outstanding balances were considered to be in default (also see Revolving lines of credit below). In April, 2019, the lender has offered a settlement agreement to the Company, agreeing to forgive these outstanding balances (together with the disputed revolving lines of credit mentioned below) for a total settlement amount of €80,000 (approx. $90,200 as of April 10, 2019) to be paid by the end of April, 2019. Of this amount, the Company is responsible for €20,000 (approx. $22,430 as of April 10, 2019) with the remaining €60,000 (approx. $67,290 as of April 10, 2019) to be paid by the guarantor of the loan and former owner of GSI (one of our subsidiaries). As of April 30, 2019, both the Company and the former owner of GSI have paid the total settlement amount and fulfilled the settlement agreement with the lender.

Revolving lines of credit

The Group has outstanding balances at December 31, 2018, 2017 and 2016 as follows:

2018	Floating rate	Fixed rate	Total

Expiry within 1 year	$301,091	$385,809	$686,900
Expiry within 1 and 5 years	–	–	–
Expiry in more than 5 years	–	–	–
Total	$301,091	$385,809	$686,900

2017	Floating rate	Fixed rate	Total

Expiry within 1 year	$408,042	$404,871	$812,913
Expiry within 1 and 5 years	–	–	–
Expiry in more than 5 years	–	–	–
Total	$408,042	$404,871	$812,913

2016	Floating rate	Fixed rate	Total

Expiry within 1 year (current)	$356,309	$355,366	$711,675
Expiry within 1 and 5 years (non-current)	–	–	–
Expiry in more than 5 years (non-current)	–	–	–
Total	$356,309	$355,366	$711,675

The facilities expiring within 1 year are annual facilities subject to renewal at various dates. As at December 31, 2018, the effective interest rate of the fixed rate line of credit was 8.025%. The floating rate lines of credit are the subject of legal dispute and currently not accruing interest (see below). As at December 31, 2017 and 2016, the effective interest rate varied from 8.025% to 12.97% and 4.86% to 15.50% respectively.

The revolving lines of credit are unsecured, and personally guaranteed by the former owners of the properties. The total revolving lines of credit approved by the bank as of December 31, 2018, 2017 and 2016 were $114,560, $120,220, and $110,796, respectively. The total approved balances of the revolving lines of credit as of December 31, 2018, 2017 and 2016 were $113,742, $118,694 and $107,059, respectively. During 2016, two of the lines of credit were revoked and one of the lines of credit expired without a renewal contract (all from the same lender). The balance on these three revoked lines of credit, totaling $573,158, remained outstanding as of December 31, 2018. During 2016, the Group initiated a legal dispute as the plaintiff with the lender to obtain the forfeiture of these outstanding balances due to the bank’s breach of contract and the unlawful accrual of interest on the amounts in dispute. The Company and the lender were pursuing active negotiations on the position of these outstanding balances and during the negotiation, the outstanding balances were considered in default. In April, 2019, the lender has offered a settlement agreement to the Company, agreeing to forgive these outstanding balances (together with the aforementioned disputed bank loans) for a total settlement amount of €80,000 (approx. $90,200 as of April 10, 2019) to be paid by the end of April, 2019. Of this amount, the Company is responsible for €20,000 (approx. $22,430 as of April 10, 2019) with the remaining €60,000 (approx. $67,290 as of April 10, 2019) to be paid by the guarantor of the loan and former owner of GSI (one of our subsidiaries). As of April 30, 2019, both the Company and the former owner of GSI have paid the total settlement amount and fulfilled the settlement agreement with the lender.

Finance lease creditor

See note 19 — Finance Leases.

Other loans

Non-current other loans consist of one loan from the current tenant of the property located on Via Lucania in Buccinasco. The loan proceeds were used for the modification of the property to the tenant’s specifications. The repayment of this loan will start in the year 2021 for a period of three years, and will offset the rent to be collected from the tenant. The effective interest rate is fixed at EURIBOR+1.90%.

Current other loans consist of an interest bearing convertible promissory note with the underwriters (see note 21 — Note Payable to Underwriters).